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                       1933 Act Registration No. 033-17759
                       1940 Act Registration No. 811-05355

    As filed with the Securities and Exchange Commission on December 30, 1999

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       Pre-Effective Amendment No.
                                                    -------
                       Post-Effective Amendment No.   28
                                                    -------

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                              Amendment No.
                                            ------

                        (Check appropriate box or boxes)

                        FORTIS ADVANTAGE PORTFOLIOS, INC.
               (Exact Name of Registrant as Specified in Charter)

                              500 Bielenberg Drive
                            Woodbury, Minnesota 55125
               (Address of Principal Executive Offices, Zip Code)

                                 (651) 738-4000
              (Registrant's Telephone Number, including Area Code)

                             Scott R. Plummer, Esq.
                              500 Bielenberg Drive
                            Woodbury, Minnesota 55125
                     (Name and Address of Agent for Service)

                                    COPY TO:
                           Kathleen L. Prudhomme, Esq.
                              Dorsey & Whitney LLP
                             220 South Sixth Street
                        Minneapolis, Minnesota 55402-1498

It is proposed that this filing will become effective (check appropriate box):
      immediately upon filing pursuant to paragraph (b) of Rule 485
-----
  x   on January 1, 2000 pursuant to paragraph (b) of Rule 485
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      75 days after filing pursuant to paragraph (a) of Rule 485
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      on (specify date) pursuant to paragraph (a) of Rule 485
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      60 days after filing pursuant to paragraph (a) of Rule 485
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                           INCORPORATION BY REFERENCE
                                       AND
                                EXPLANATORY NOTE

         Part A (Prospectus) of this Registration Statement is incorporated by reference from Post-Effective Amendment No. 82 to the Registration Statement of Fortis Equity Portfolios, Inc. (File No. 2-11387) filed on December 30, 1999. Such Prospectus combines three Registrants: three series of Fortis Equity Portfolios, Inc., two series of Fortis Advantage Portfolios, Inc. and Fortis Growth Fund, Inc.

         Part B (Statement of Additional Information) of this Registration Statement is incorporated by reference from Post-Effective Amendment No. 82 to the Registration Statement of Fortis Equity Portfolios, Inc. (File No. 2-11387) filed on December 30, 1999. Such Part B also combines the same three Registrants listed above. Post-Effective Amendment No. 82 was filed pursuant to Rule 485(b) to become effective on the same day as this Registration Statement.

         This Registration Statement contains the cover page, Part C, signature page and exhibits.

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                                     PART C

                        Fortis Asset Allocation Portfolio
                                       and
                      Fortis Capital Appreciation Portfolio
                                each a series of
                        Fortis Advantage Portfolios, Inc.

                                OTHER INFORMATION

ITEM 23. EXHIBITS.

         THE FUND IS FILING OR INCORPORATING BY REFERENCE THE FOLLOWING
         EXHIBITS:

         (a).1 Articles of Amendment and Amended and Restated Articles of Incorporation adopted 8/23/94 (1)

         (a).2 Certification of Designation of Classes A, B, C & H dated 10/31/94 (1)

         (a).3 Articles of Amendment dated 2/29/96 to Restated Articles of Incorporation dated as of 9/9/94 (1)

         (b)   Amended and Restated Bylaws dated 1/31/92 (1)

         (c)   Instruments Defining Rights of Security Holders - not applicable

         (d)   Investment Advisory and Management Agreement dated 1/31/92 (1)

         (e).1 Underwriting and Distribution Agreement dated 11/14/94 (1)

         (e).2 Dealer Sales Agreement (4)

         (e).3 Mutual Fund Supplement to Dealer Sales Agreement (4)

         (f)   Bonus or Profit Sharing Contracts -not applicable

         (g)   Custody Agreement dated 3/21/92 (1)

         (h)   Other Material Contracts - not applicable

         (i)   Legal Opinion - not applicable

         (j)   Consent of KPMG LLP *

         (k)   Omitted Financial Statements - not applicable

         (l)   Initial Capital Agreements - not applicable

         (m)   Rule 12b-1 Plan (2)

         (n)   Financial Data Schedule - not applicable

         (o)   Rule 18f-3 Plan (3)

-----------------------------------------
(1) Incorporated by reference to a Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A filed with the Commission on December 1, 1998.
(2) Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement of Fortis Worldwide Portfolios, Inc. on Form N-1A filed with the Commission on February 26, 1998.
(3) Incorporated by reference to a Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A filed with the Commission on July 31, 1995.
(4) Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement of Fortis Income Portfolios, Inc. on Form N-1A filed with the Commission on December 1, 1998.
*   Filed herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

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         THE FOLLOWING IS A LIST OF ALL PERSONS DIRECTLY OR INDIRECTLY
CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND:

         No person is directly or indirectly controlled by or under common control with the Registrant.

ITEM 25. INDEMNIFICATION.

         STATE THE GENERAL EFFECT OF ANY CONTRACT, ARRANGEMENTS OR STATUTE UNDER WHICH ANY DIRECTOR, OFFICER, UNDERWRITER OR AFFILIATED PERSON OF THE FUND IS INSURED OR INDEMNIFIED AGAINST ANY LIABILITY INCURRED IN THEIR OFFICIAL CAPACITY, OTHER THAN INSURANCE PROVIDED BY ANY DIRECTOR, OFFICER, AFFILIATED PERSON, OR UNDERWRITER FOR THEIR OWN PROTECTION.

         Paragraph 8(d) of the Registrant's Articles of Incorporation provides that the Registrant shall indemnify such person for such expenses and liabilities, in such manner, under such circumstances, and to the full extent permitted by Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended; provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereinafter amended, and any rules, regulations, or releases promulgated thereunder.

         The Registrant may indemnify its officers and directors and other "persons" acting in an "official capacity" (as such terms are defined in Section 302A.521) pursuant to a determination by the board of directors or shareholders of the Registrant as set forth in Section 302A.521, by special legal counsel selected by the board or a committee thereof for the purpose of making such a determination, or by a Minnesota court upon application of the person seeking indemnification. If a director is seeking indemnification for conduct in the capacity of director or officer of the Registrant, then such director generally may not be counted for the purposes of determining either the presence of a quorum or such director's eligibility to be indemnified.

         In any case, indemnification is proper only if the eligibility determining body decides that the person seeking indemnification:

         (a) has not received indemnification for the same conduct from any other party or organization;
         (b)  acted in good faith;
         (c)  received no improper personal benefit;
         (d) in the case of criminal proceedings, has no reasonable cause to believe the conduct was unlawful;
         (e) reasonably believed that the conduct was in the best interest of the Registrant, or in certain contexts, was not opposed to the best interest of the Registrant; and
         (f) had not otherwise engaged in conduct which precludes indemnification under either Minnesota or Federal law (including, without limitation, conduct constituting willful misfeasance, bad faith, gross negligence, or reckless disregard of duties as set forth in Section 17(h) and (i) of the Investment Company Act of
              1940).

         ADVANCES. If a person is made or threatened to be made a party to a proceeding, the person is entitled, upon written request to the Registrant, to payment or reimbursement by the Registrant of reasonable expenses, including attorneys fees and disbursements, incurred by the person in advance of the final disposition of the proceeding, (a) upon receipt by the Registrant of a written affirmation by the person of a good faith belief that the criteria for indemnification set forth in Section 302A.521 have been satisfied and a written undertaking by the person to repay all amounts so paid or reimbursed by the Registrant, if it is ultimately determined that the criteria for

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indemnification have been satisfied, and (b) after a determination that the facts then known to those making the determination would not preclude indemnification under 302A.521. The written undertaking required by clause (a) is an unlimited general obligation of the person making it, but need not be secured and shall be accepted without reference to financial ability to make the repayment.

         UNDERTAKING. The Registrant undertakes that insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless, in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

         DESCRIBE ANY OTHER BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT OF A SUBSTANTIAL NATURE THAT EACH INVESTMENT ADVISER, AND EACH DIRECTOR, OFFICER OR PARTNER OF THE ADVISER, IS OR HAS BEEN ENGAGED WITHIN THE LAST TWO FISCAL YEARS FOR HIS OR HER OWN ACCOUNT OR IN THE CAPACITY OF DIRECTOR, OFFICER, EMPLOYEE, PARTNER OR TRUSTEE.

         Information on the business of the Adviser, its directors and officers is described in the Statement of Additional Information. The following officers are not listed in the Statement of Additional Information:

                                                                          OTHER BUSINESS/EMPLOYMENT DURING
NAME                                  POSITION WITH ADVISER               PAST TWO YEARS
------------------------------------- ----------------------------------- --------------------------------
Michael D. O'Connor                   Qualified Plan Officer              Qualified Plan Officer of Fortis
                                                                          Benefits Insurance Company

David C. Greenzang                    Money Market Portfolio Officer      Debt securities manager with
                                                                          Fortis, Inc.

ITEM 27. PRINCIPAL UNDERWRITERS.

         (A) STATE THE NAME OF EACH INVESTMENT COMPANY (OTHER THAN THE FUND) FOR WHICH EACH PRINCIPAL UNDERWRITER CURRENTLY DISTRIBUTING THE FUND'S SECURITIES ALSO ACTS AS A PRINCIPAL UNDERWRITER, DEPOSITOR, OR INVESTMENT ADVISER.

         Investors also acts as the principal underwriter for: Fortis Equity Portfolios, Inc., Fortis Income Portfolios, Inc., Fortis Money Portfolios, Inc., Fortis Tax Free Portfolios, Inc., Fortis Securities, Inc., Fortis Series Fund, Inc., Fortis Worldwide Portfolios, Inc., Fortis Growth Fund, Inc., Variable Account C of Fortis Benefits Insurance Company and Variable Account D of Fortis Benefits Insurance Company.

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         (B)  PROVIDE THE INFORMATION REQUIRED BY THE FOLLOWING TABLE FOR EACH
              DIRECTOR, OFFICER, OR PARTNER OF EACH PRINCIPAL UNDERWRITER NAMED IN RESPONSE TO ITEM 20.

         In addition to those listed in the Statement of Additional Information with respect to Investors, the following are also officers of Investors. The principal business address of each individual is 500 Bielenberg Drive, Woodbury, Minnesota 55125.


NAME AND PRINCIPAL BUSINESS           POSITIONS AND OFFICES WITH THE
ADDRESS                               UNDERWRITER                         POSITIONS AND OFFICES WITH FUND
------------------------------------- ----------------------------------- -----------------------------------
Carol M. Houghtby                     Director, Vice President &          None
500 Bielenberg Drive                  Treasurer
Woodbury, Minnesota  55125

Roger W. Arnold                       Senior Vice President               None
500 Bielenberg Drive
Woodbury, Minnesota  55125

John E. Hite                          Vice President & Secretary          None
500 Bielenberg Drive
Woodbury, Minnesota  55125


         (C) PROVIDE THE INFORMATION REQUIRED BY THE FOLLOWING TABLE FOR ALL COMMISSIONS AND OTHER COMPENSATION RECEIVED, DIRECTLY OR INDIRECTLY, FROM THE FUND DURING THE LAST FISCAL YEAR BY EACH PRINCIPAL UNDERWRITER WHO IS NOT AN AFFILIATED PERSON OF THE FUND OR ANY AFFILIATED PERSON OF AN AFFILIATED PERSON.

         Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         STATE THE NAME AND ADDRESS OF EACH PERSON MAINTAINING PHYSICAL POSSESSION OF EACH ACCOUNT, BOOK, OR OTHER DOCUMENT REQUIRED TO BE MAINTAINED BY
SECTION 31(A) AND THE RULES UNDER THAT SECTION.

         The physical possession of the accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 3la-1 to 3la-3 promulgated thereunder is maintained by the Registrant at Fortis Advisers, Inc., 500 Bielenberg Drive, Woodbury, MN 55125.

ITEM 29. MANAGEMENT SERVICES

         PROVIDE A SUMMARY OF THE SUBSTANTIVE PROVISIONS OF ANY MANAGEMENT-RELATED CONTRACT NOT DISCUSSED IN PART A OR B, DISCLOSING THE PARTIES TO THE CONTRACT AND THE TOTAL AMOUNT PAID AND BY WHOM FOR THE FUND FOR THE LAST THREE FISCAL YEARS.

         All contracts were discussed in Part A or B.

ITEM 30. UNDERTAKINGS

(A) IN INITIAL REGISTRATION STATEMENTS FILED UNDER THE SECURITIES ACT, PROVIDE AN UNDERTAKING TO FILE AN AMENDMENT TO THE REGISTRATION STATEMENT WITH CERTIFIED FINANCIAL STATEMENTS

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     SHOWING THE INITIAL CAPITAL RECEIVED BEFORE ACCEPTING SUBSCRIPTIONS FROM
     MORE THAN 25 PERSONS IF THE FUND INTENDS TO RAISE ITS INITIAL CAPITAL UNDER SECTION (14)(A)(3).

     Not applicable.

(b) Each recipient of a prospectus of any series of the Registrant may request the latest Annual Report of such series, and the Registrant without charge will furnish such Annual Report.

(c) Registrant represents that it is relying on a No-Action Letter (IDS Financial Services, June 20, 1986) and that it has complied with the provisions of paragraphs (a) - (d) of such No-Action Letter.


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                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Woodbury and State of Minnesota on the 30th day of December 1999.

                               FORTIS ADVANTAGE PORTFOLIOS, INC.
                                       (Registrant)

                               By  /s/ Dean C. Kopperud
                                   --------------------------------------------
                                   Dean C. Kopperud, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


/s/ Dean C. Kopperud            President (principal executive officer)     December 30, 1999
-------------------------
Dean C. Kopperud

/s/ Tamara L. Fagely            Treasurer (principal financial and          December 30, 1999
-------------------------       accounting officer)
Tamara L. Fagely

Richard D. Cutting*             Director

Allen R. Freedman*              Director

Robert M. Gavin*                Director

Jean L. King*                   Director

Robb L. Prince*                 Director

Leonard J. Santow*              Director

Noel Schenker Shadko*           Director

Joseph M. Wikler*               Director


*By  /s/ Dean C. Kopperud                      December 30, 1999
     ----------------------------------
     Dean C. Kopperud, Attorney-in-Fact
     (Pursuant to a Power of Attorney dated October 1, 1998)